Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The
following table sets forth the compensation comparisons to selected company and peer performance measures, in each case as determined in accordance with Item 402(v) of SEC Regulation
S-K.
The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance and do not reflect the Committee’s perspective on compensation, including as actually paid. The Committee’s perspective is described in the discussion beginning on page 40. A discussion of the key differences between calculations made according to applicable regulatory guidance and the Committee’s perspective on compensation begins on page 46.

	2020 (1)	2021	2022

Summary Compensation Total for PEO (2)	$10,666,487	$13,555,232	$12,865,048

Compensation Actually Paid to PEO (3)	$16,500,215	$24,502,824	$8,864,980

Average Summary Compensation Total for Non-PEO NEOs (2)	$5,029,682	$7,212,128	$5,599,912

Average Compensation Actually Paid to Non-PEO NEOs (3)	$7,119,305	$11,194,181	$4,201,855

Value of Fixed $100 Investment Based On:

Total Shareholder Return (4)	$126	$178	$152

Peer Group Total Shareholder Return (4, 5)	$111	$157	$133

Net Income (6)	$476,211,000	$789,271,000	$624,874,000

Non-GAAP Pre-Tax Net Income (7)	$711,624,000	$1,132,395,000	$952,215,000

(1)
During the first implementation year of Item 402(v) of SEC Regulation
S-K,
registrants are permitted to limit their disclosure to three years. The NEOs described are Ronald J. Kruszewski, James M. Zemlyak, Victor J. Nesi, Thomas B. Michaud and James M. Marischen.

(2)	See the Summary Compensation Table, page 47.
(3)
To calculate, according to applicable regulatory guidance, “Compensation Actually Paid”, the Company has (a) deducted equity award amounts reported in the Summary Compensation Table, (b) added the year-end
fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (c) added the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (d) added the fair value as of the vesting date of awards that are granted and vest in the same covered fiscal year; (e) added the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year; (f) deducted the amount equal to the fair value at the end of the prior fiscal year of awards granted in prior years that the Company has determined are more likely than not to fail to meet the applicable vesting conditions during the covered fiscal year; and (f) added the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. No other adjustments under the regulatory guidance apply to any Company NEO.

(4)	Total Shareholder Return is based on a $100 common equity investment at the close of December 31, 2019.
(5)
The Peer Group is as reported in the Company’s most recent Form
10-K,
as required by Item 201(e) of Regulation
S-K
and as discussed above on page 38, and is composed of Affiliated Managers Group Inc., Ameriprise Financial, Inc., Cowen Inc., Evercore Inc., Franklin Resources, Inc., Houlihan Lokey, Inc., Invesco Ltd., Jefferies Financial Group Inc., Lazard Ltd., LPL Financial Holdings Inc., Moelis & Company, Northern Trust Corp., Piper Sandler Companies, Raymond James Financial, Inc. and T. Rowe Price Group, Inc.

(6)	See page 46.
(7)
S
ee page 24. I
tem 402(v) of SEC Regulation
S-K
requires the Company to select and report exactly one performance measure that is both “most important” and not otherwise reported in the above table. The Company has selected this measure because it is the most important primary performance measure used by the Committee in considering NEO compensation. The other primary performance measures, to which the Committee accords great importance, are
Non-GAAP
Net Revenue and
Non-GAAP
Earnings Per Share. With respect to
Non-GAAP
Pre-Tax
Net Income, calculations are adjusted for acquisition-related charges other than duplicative expenses and litigation-related expenses. The Committee’s perspective on these and other performance measures is described in more detail beginning on page 40.

Company Selected Measure Name	Non-GAAP Pre-Tax Net Income
Named Executive Officers, Footnote [Text Block]	The NEOs described are Ronald J. Kruszewski, James M. Zemlyak, Victor J. Nesi, Thomas B. Michaud and James M. Marischen.
Peer Group Issuers, Footnote [Text Block]	The Peer Group is as reported in the Company’s most recent Form
10-K,
as required by Item 201(e) of Regulation
S-K
	and as discussed above on page 38, and is composed of Affiliated Managers Group Inc., Ameriprise Financial, Inc., Cowen Inc., Evercore Inc., Franklin Resources, Inc., Houlihan Lokey, Inc., Invesco Ltd., Jefferies Financial Group Inc., Lazard Ltd., LPL Financial Holdings Inc., Moelis & Company, Northern Trust Corp., Piper Sandler Companies, Raymond James Financial, Inc. and T. Rowe Price Group, Inc.
PEO Total Compensation Amount	$ 12,865,048	$ 13,555,232	$ 10,666,487
PEO Actually Paid Compensation Amount	$ 8,864,980	24,502,824	16,500,215
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate, according to applicable regulatory guidance, “Compensation Actually Paid”, the Company has (a) deducted equity award amounts reported in the Summary Compensation Table, (b) added the year-end
fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (c) added the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (d) added the fair value as of the vesting date of awards that are granted and vest in the same covered fiscal year; (e) added the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year; (f) deducted the amount equal to the fair value at the end of the prior fiscal year of awards granted in prior years that the Company has determined are more likely than not to fail to meet the applicable vesting conditions during the covered fiscal year; and (f) added the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. No other adjustments under the regulatory guidance apply to any Company NEO.

Non-PEO NEO Average Total Compensation Amount	$ 5,599,912	7,212,128	5,029,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,201,855	11,194,181	7,119,305
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate, according to applicable regulatory guidance, “Compensation Actually Paid”, the Company has (a) deducted equity award amounts reported in the Summary Compensation Table, (b) added the year-end
fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (c) added the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (d) added the fair value as of the vesting date of awards that are granted and vest in the same covered fiscal year; (e) added the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year; (f) deducted the amount equal to the fair value at the end of the prior fiscal year of awards granted in prior years that the Company has determined are more likely than not to fail to meet the applicable vesting conditions during the covered fiscal year; and (f) added the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. No other adjustments under the regulatory guidance apply to any Company NEO.

Tabular List [Table Text Block]
As required by Item 402(v) of SEC Regulation
S-K,
and consistent with the Company’s Incentive Assessment Framework described on page 24, the following list sets forth, unranked, up to seven of the most important Company perforamance measures for linking executive compensation to Company performance:

•	Non-GAAP Pre-Tax Net Income

•	Non-GAAP Net Revenue

•	Non-GAAP Earnings Per Share

•	Non-GAAP Return on Common Equity

•	Total Shareholder Return

•	Non-GAAP Pre-Tax Margin on Net Revenues

•	Book Value Per Share

Total Shareholder Return Amount	$ 152	178	126
Peer Group Total Shareholder Return Amount	133	157	111
Net Income (Loss)	$ 624,874,000	$ 789,271,000	$ 476,211,000
Company Selected Measure Amount	952,215,000	1,132,395,000	711,624,000
Salary	$ 105,747
Bonus	2,118
All Other Compensation	3,000
Total	$ 110,865
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Pre-Tax Net Income
Non-GAAP Measure Description [Text Block]
S
ee page 24. I
tem 402(v) of SEC Regulation
S-K
requires the Company to select and report exactly one performance measure that is both “most important” and not otherwise reported in the above table. The Company has selected this measure because it is the most important primary performance measure used by the Committee in considering NEO compensation. The other primary performance measures, to which the Committee accords great importance, are
Non-GAAP
Net Revenue and
Non-GAAP
Earnings Per Share. With respect to
Non-GAAP
Pre-Tax
Net Income, calculations are adjusted for acquisition-related charges other than duplicative expenses and litigation-related expenses. The Committee’s perspective on these and other performance measures is described in more detail beginning on page 40.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Return on Common Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Pre-Tax Margin on Net Revenues
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Book Value Per Share
Ronald J. Kruszewski [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 200,000
Bonus	4,000,000
Stock Awards	8,000,000
All Other Compensation	665,048
Total	$ 12,865,048